Commitments and contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Leasehold improvements
Contracted, but not provided for:
Contracted, but not provided for:	¥ 23,495	¥ 47,813
Furniture, fixtures and other equipment
Contracted, but not provided for:
Contracted, but not provided for:	¥ 4,143	¥ 2,826